TRANSAMERICA FUNDS

Transamerica Dividend Focused

Supplement to the Currently Effective Retail, Class I2 and Class T2 Prospectuses

dated March 1, 2020, as supplemented

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Effective December 1, 2020, Transamerica Dividend Focused will be renamed Transamerica Sustainable Equity Income (the “fund”) and will no longer be offered through the Retail, Class I2 and Class T2 prospectuses dated March 1, 2020, as supplemented. The fund will be offered through separate stand-alone Retail, Class I2 and Class T2 prospectuses and summary prospectuses dated December 1, 2020.

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Investors Should Retain this Supplement for Future Reference

November 30, 2020